ALPS ETF TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

January 19, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 312 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 313 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the ALPS | O’Shares U.S. Quality Dividend ETF, ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF, ALPS | O’Shares Global Internet Giants ETF, and the ALPS | O’Shares Europe Quality Dividend ETF, each a newly created series of the Trust.

The SEC Staff is requested to address any comments on this filing to me at 720.917.0892.

Sincerely,

/s/ Brendan Hamill

Brendan Hamill, Esq.

Secretary

Enclosure

cc:	Adam T. Teufel, Esq.

Dechert LLP